RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Due from Related Parties	$ 27,360	$ 28,243
Allowance for credit losses	(5,778)	(2,255)
China Techenergy [Member]
Related Party Transaction [Line Items]
Due from Related Parties	17,529	19,241
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Due from Related Parties	286	11,190
Hollycon [Member]
Related Party Transaction [Line Items]
Due from Related Parties	15,066	64
Beijing Digital [Member]
Related Party Transaction [Line Items]
Due from Related Parties	257	0
Others [Member]
Related Party Transaction [Line Items]
Due from Related Parties	$ 0	$ 3